Summary of Significant Accounting Policies and Use of Estimates and Judgments (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2021
Laboratory equipment [Member] | Bottom of range [member]
Summary of Significant Accounting Policies and Use of Estimates and Judgments (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of the assets	5 years
Laboratory equipment [Member] | Top of range [member]
Summary of Significant Accounting Policies and Use of Estimates and Judgments (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of the assets	10 years
Office equipment [member] | Bottom of range [member]
Summary of Significant Accounting Policies and Use of Estimates and Judgments (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of the assets	3 years
Office equipment [member] | Top of range [member]
Summary of Significant Accounting Policies and Use of Estimates and Judgments (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of the assets	10 years
Right-of-use assets [member]
Summary of Significant Accounting Policies and Use of Estimates and Judgments (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of the assets	Lease terms